UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  06/30/2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2210 Brookfield Drive
Winston-Salem, NC  27106

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Liz Grodski
Title:  Office Manager
Phone:	631-725-5518

Signature, Place, and Date of Signing:

Liz Grodski	  Sag Harbor, NY	       August 6, 2012

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total:  $143437



List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     5885    65686 SH       Sole                    65686
AT&T Inc.                      COM              00206R102      490    13735 SH       Sole                    13735
Allergan Inc.                  COM              018490102     2839    30665 SH       Sole                    30665
Allstate Corp                  COM              020002101      251     7140 SH       Sole                     7140
Apple Computer                 COM              037833100     2073     3550 SH       Sole                     3550
Automatic Data Processing      COM              053015103     5802   104245 SH       Sole                   104245
BYD Co Ltd ADR                 COM              05606L100      192    49500 SH       Sole                    49500
Berkshire Hathaway Inc Cl A    COM              084670108     3748       30 SH       Sole                       30
Berkshire Hathaway Inc Cl B    COM              084670702     5381    64580 SH       Sole                    64580
Bridgehampton National Bank    COM              108035106     1289    54635 SH       Sole                    54635
Bristol Myers                  COM              110122108      316     8800 SH       Sole                     8800
Caterpillar Inc.               COM              149123101     2936    34580 SH       Sole                    34580
Chevron Corporation            COM              166764100     1151    10913 SH       Sole                    10913
Coca-Cola                      COM              191216100      953    12191 SH       Sole                    12191
Deere & Company                COM              244199105     1577    19500 SH       Sole                    19500
Devon Energy Corp New          COM              25179M103      589    10150 SH       Sole                    10150
Diageo Plc                     COM              25243Q205     4953    48058 SH       Sole                    48058
Disney Walt Co                 COM              254687106      679    14000 SH       Sole                    14000
Duke Energy                    COM              26441C204     4084   177100 SH       Sole                   177100
Ei Dupont De Nemours & Co      COM              263534109      638    12620 SH       Sole                    12620
Emerson Elec Co                COM              291011104     4458    95700 SH       Sole                    95700
Exxon Mobil Corp               COM              30231G102     7682    89769 SH       Sole                    89769
Factset Research Sys           COM              303075105     3778    40650 SH       Sole                    40650
General Elec Co                COM              369604103     9931   476515 SH       Sole                   476515
Google Inc. Cl A               COM              38259P508     5939    10239 SH       Sole                    10239
Heineken Holding               COM              N39338194      454    10125 SH       Sole                    10125
Heinz H J Co                   COM              423074103     3842    70660 SH       Sole                    70660
Hewlett Packard                COM              428236103      231    11500 SH       Sole                    11500
Honeywell International Inc    COM              438516106     3994    71520 SH       Sole                    71520
Intel Corp.                    COM              458140100     6064   227555 SH       Sole                   227555
International Business Machine COM              459200101     4796    24521 SH       Sole                    24521
Johnson & Johnson              COM              478160104     6052    89575 SH       Sole                    89575
Kraft Foods Inc Class A        COM              50075N104     3768    97564 SH       Sole                    97564
Laboratory Amer Hldgs Com New  COM              50540R409      968    10450 SH       Sole                    10450
Mcdonald's Corp                COM              580135101      214     2412 SH       Sole                     2412
Mela Sciences Inc Com          COM              55277R100       52    15900 SH       Sole                    15900
Nestle Sa                      COM              641069406     5191    86887 SH       Sole                    86887
Nextera Energy Inc.            COM              65339F101      275     4000 SH       Sole                     4000
Norfolk Southern Corp.         COM              655844108     2603    36264 SH       Sole                    36264
Pepsico Inc.                   COM              713448108     3454    48880 SH       Sole                    48880
Pfizer Inc.                    COM              717081103      924    40162 SH       Sole                    40162
Philip Morris Intl Inc Com     COM              718172109     1126    12900 SH       Sole                    12900
Plum Creek Timber Co.          COM              729251108      397    10000 SH       Sole                    10000
Procter And Gamble Co          COM              742718109     5723    93440 SH       Sole                    93440
Schlumberger                   COM              806857108     4159    64070 SH       Sole                    64070
Southwestern Energy Co.        COM              845467109     3484   109125 SH       Sole                   109125
Staples Inc.                   COM              855030102     3805   291534 SH       Sole                   291534
Target Corp                    COM              87612E106     3691    63433 SH       Sole                    63433
Verizon Communications         COM              92343V104      323     7269 SH       Sole                     7269
Wells Fargo & Co.              COM              949746101      234     7000 SH       Sole                     7000